18. Loans and Borrowings (Details - Lines of credit) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 22,584,601	$ 25,317,163	$ 26,807,987
Revolving Lines Of Credit [Member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	812,913	711,675	680,075
Revolving Lines Of Credit [Member] | Expiry within 1 year [Member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	812,913	711,675	680,075
Revolving Lines Of Credit [Member] | Between 1 and 5 years [Member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	0	0	0
Revolving Lines Of Credit [Member] | Expiry in more than 5 years [Member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	0	0	0
Revolving Lines Of Credit [Member] | Floating interest rate [Member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	408,042	356,309	318,063
Revolving Lines Of Credit [Member] | Floating interest rate [Member] | Expiry within 1 year [Member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	408,042	356,309	318,063
Revolving Lines Of Credit [Member] | Floating interest rate [Member] | Between 1 and 5 years [Member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	0	0	0
Revolving Lines Of Credit [Member] | Floating interest rate [Member] | Expiry in more than 5 years [Member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	0	0	0
Revolving Lines Of Credit [Member] | Fixed interest rate [Member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	404,871	355,366	362,012
Revolving Lines Of Credit [Member] | Fixed interest rate [Member] | Expiry within 1 year [Member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	404,871	355,366	362,012
Revolving Lines Of Credit [Member] | Fixed interest rate [Member] | Between 1 and 5 years [Member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	0	0	0
Revolving Lines Of Credit [Member] | Fixed interest rate [Member] | Expiry in more than 5 years [Member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 0	$ 0	$ 0